Cash and cash equivalents - Summary of Cash and cash equivalents by currency (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statements [Line Items]
Cash and cash equivalents	$ 33,759	$ 7,298	$ 14,126	$ 9,635
Denominated in USD
Statements [Line Items]
Cash and cash equivalents	28,217	1,295
Denominated in NOK
Statements [Line Items]
Cash and cash equivalents	3,707	5,298
Denominated in GBP
Statements [Line Items]
Cash and cash equivalents	978	532
Denominated in CNY
Statements [Line Items]
Cash and cash equivalents	$ 857	$ 173